Consolidated Statements of Comprehensive Loss (Unaudited) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 ILS (₪) ₪ / shares shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Research and development expenses | ₪		₪ 2,901	₪ 7,086
General and administrative expenses | ₪		4,703	5,064
Total operating expenses | ₪		7,604	12,150
Operating loss | ₪		7,604	12,150
Financial income | ₪		(98)	(7,111)
Financial expenses | ₪		3,850	880
Total comprehensive loss | ₪		₪ 11,356	₪ 5,919
Loss per share:
Basic and diluted loss per share | ₪ / shares		₪ 0.034	₪ 0.029
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	338,182,275	338,182,275	200,942,871
U.S. dollars [Member]
Statement Line Items [Line Items]
Research and development expenses | $	$ 837
General and administrative expenses | $	1,356
Total operating expenses | $	2,193
Operating loss | $	2,193
Financial income | $	(28)
Financial expenses | $	1,111
Total comprehensive loss | $	$ 3,276
Loss per share:
Basic and diluted loss per share | $ / shares	$ 0.010
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	338,182,275	338,182,275